Unaudited Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Statement of Comprehensive Income [Abstract]
Net loss	$ (124,743)	$ (86,304)	$ (113,768)	$ (125,504)
Other comprehensive income (loss) before reclassifications
Unrealized gain (loss) on marketable securities	16	(25)	700	10
Unrealized loss on qualifying cash flow hedging instruments	(2,795)	(12,547)	(3,585)	(38,193)
Pension adjustments, net of taxes	(57)	209	(112)	431
Foreign exchange gain (loss) on currency translation	19	(44)	411	87
Amounts reclassified from accumulated other comprehensive loss relating to:
Realized loss on qualifying cash flow hedging instruments to interest expense	706	0	762	0
Realized loss on qualifying cash flow hedging instruments to equity income	139	892	983	1,821
Other comprehensive loss	(1,972)	(11,515)	(841)	(35,844)
Comprehensive loss	(126,715)	(97,819)	(114,609)	(161,348)
Less: Comprehensive loss (income) attributable to non-controlling interests	46,069	16,947	(10,243)	23,914
Comprehensive loss attributable to shareholders of Teekay Corporation	$ (80,646)	$ (80,872)	$ (124,852)	$ (137,434)